Discontinued Operations - Sale of E-Core (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 26,000,652	$ 36,441,695
Income from discontinued operations	1,164,184	(1,370,124)
Fixed assets, net of accumulated depreciation	1,268,355	913,246
Total assets	23,511,088	63,801,488
Discontinued Operations - Sale of E-Core [Member]
Revenues	8,707,268	36,623,864
Cost of sales	2,051,854	30,334,483
Sales general and administrative expenses	6,076,257	4,026,910
Deprecation and amortization	425,263	1,144,313
Other expenses	(59,742)	(37,824)
Income from discontinued operations	213,636	1,080,379
Accounts receivable net of allowance for doubtful accounts	0	5,796,903
Fixed assets, net of accumulated depreciation	0	0
Total assets	0	22,400,484
Total liabilities	$ 0	$ 3,401,983